                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                        FRANK RUSSELL INVESTMENT COMPANY

2.   Name of each series or class of funds for which this notice is filed:

                              SEE ATTACHED INSERT A

3.   Investment Company Act File Number:    811-3153

     Securities Act File Number:            2-71299

4.   Last day of fiscal year for which this notice is filed:

                                    12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                     N/A                             / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.   Number and aggregate sale price of securities sold during the fiscal year:

                              SEE ATTACHED INSERT B

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              SEE ATTACHED INSERT B

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                              SEE ATTACHED INSERT C

12.  Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year in
       reliance on rule 24f-2 (from Item 10):                                     $  9,744,588,150
                                                                                  ----------------
(ii)   Aggregate price of shares issued in connection with dividend reinvestment
       plans (from Item 11, if applicable):                                       +    643,565,647
                                                                                  ----------------
(iii)  Aggregate price of shares redeemed or repurchased during the fiscal year
       (if applicable):                                                           - (8,982,446,250)
                                                                                  ----------------
(iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
       applicable):                                                               +        0
                                                                                  ----------------

(v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii),
       plus line (iv)] (if applicable):                                              1,405,707,547
                                                                                  ----------------
(vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933
       or other applicable law or regulation (see Instruction C.6):               x         1/3300
                                                                                  ----------------
(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                             Minimum Fee:         $     425,971.98
                                                                                  ================

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                FEBRUARY 24, 1997

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/Gregory J. Lyons
                               -----------------------------------------
                               Gregory J. Lyons, Assistant Secretary


Date:  February 27, 1997

                   * Please print the name and title of the signing officer below the signature.

Insert A


Equity I Fund
Equity II Fund
Equity III Fund
Equity Q Fund
International Fund
Emerging Markets Fund
Equity T Fund
Fixed Income I Fund
Fixed Income II Fund
Fixed Income III Fund
Money Market Fund
Diversified Equity Fund
Special Growth Fund
Equity Income Fund
Quantitative Equity Fund
International Securities Fund
Real Estate Securities Fund
Diversified Bond Fund
Volatility Constrained Bond Fund
Multistrategy Bond Fund
Limited Volatility Tax Free Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund


                                                                                              Attachment B


----------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE SALE PRICE OF
                                                                                    SECURITIES SOLD
                  FUND                            NUMBER OF SHARES
----------------------------------------------------------------------------------------------------------
Equity I                                                      8,775,052              $      259,991,186
----------------------------------------------------------------------------------------------------------
Equity II                                                     3,958,072                     119,536,767
----------------------------------------------------------------------------------------------------------
Equity III                                                    1,683,661                      50,258,728
----------------------------------------------------------------------------------------------------------
Equity Q                                                      7,321,433                     234,003,820
----------------------------------------------------------------------------------------------------------
Fixed I                                                      10,114,528                     213,565,348
----------------------------------------------------------------------------------------------------------
Fixed II                                                      4,900,950                      90,320,506
----------------------------------------------------------------------------------------------------------
Fixed III                                                    11,479,120                     116,457,798
----------------------------------------------------------------------------------------------------------
International                                                 7,697,721                     288,204,022
----------------------------------------------------------------------------------------------------------
Emerging Markets                                             10,179,422                     124,450,513
----------------------------------------------------------------------------------------------------------
Equity T                                                      1,875,099                      19,221,784
----------------------------------------------------------------------------------------------------------
Money Market                                              5,832,269,612                   5,832,269,612
----------------------------------------------------------------------------------------------------------
Diversified Equity                                            5,614,599                     230,097,300
----------------------------------------------------------------------------------------------------------
Special Growth (Class S)                                      3,804,912                     156,927,623
----------------------------------------------------------------------------------------------------------
Special Growth (Class C)                                         22,414                         980,934
----------------------------------------------------------------------------------------------------------
Equity Income (Class S)                                       1,393,790                      55,293,884
----------------------------------------------------------------------------------------------------------
Equity Income (Class C)                                           3,036                         127,065
----------------------------------------------------------------------------------------------------------
Quantitative Equity (Class S)                                 6,980,352                     225,170,427
----------------------------------------------------------------------------------------------------------
Quantitative Equity (Class C)                                     9,742                         329,240
----------------------------------------------------------------------------------------------------------
Diversified Bond (Class S)                                    9,067,853                     208,139,587
----------------------------------------------------------------------------------------------------------
Diversified Bond (Class C)                                       42,496                         984,717
----------------------------------------------------------------------------------------------------------
Volatility Constrained Bond                                   3,498,328                      66,587,891
----------------------------------------------------------------------------------------------------------
Multistrategy Bond                                           14,210,027                     142,635,388
----------------------------------------------------------------------------------------------------------
International Securities (Class S)                            4,161,163                     242,904,320
----------------------------------------------------------------------------------------------------------
International Securities (Class C)                               10,652                         633,353
----------------------------------------------------------------------------------------------------------
Limited Volatility Tax Free                                   1,424,169                      30,027,835
----------------------------------------------------------------------------------------------------------
Real Estate Securities (Class S)                              5,017,237                     125,244,724
----------------------------------------------------------------------------------------------------------
Real Estate Securities (Class C)                                  3,474                          92,731
----------------------------------------------------------------------------------------------------------
U.S. Gov't Money Market                                     695,162,232                     695,162,232
----------------------------------------------------------------------------------------------------------
Tax Free Money Market                                       214,968,815                     214,968,815
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Series Total                                              6,865,649,961                   9,744,588,150
----------------------------------------------------------------------------------------------------------

                                                                                              Attachment C


-----------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE SALE PRICE OF
                                                              NUMBER OF      SECURITIES ISSUED AS DIVIDEND
                   FUND                                        SHARES                REINVESTMENTS
----------------------------------------------------------------------------------------------------------
Equity I                                                       3,653,484                     107,746,730
----------------------------------------------------------------------------------------------------------
Equity II                                                      1,337,201                      38,886,095
----------------------------------------------------------------------------------------------------------
Equity III                                                     1,116,778                      32,500,661
----------------------------------------------------------------------------------------------------------
Equity Q                                                       2,845,096                      90,801,199
----------------------------------------------------------------------------------------------------------
Fixed I                                                        1,613,448                      33,578,468
----------------------------------------------------------------------------------------------------------
Fixed II                                                         518,160                       9,481,619
----------------------------------------------------------------------------------------------------------
Fixed III                                                      1,651,840                      16,602,395
----------------------------------------------------------------------------------------------------------
International                                                  1,016,218                      37,375,538
----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 256,419                       3,073,769
----------------------------------------------------------------------------------------------------------
Equity T                                                           4,338                          44,985
----------------------------------------------------------------------------------------------------------
Money Market                                                      90,874                          90,874
----------------------------------------------------------------------------------------------------------
Diversified Equity                                             1,642,850                      66,106,841
----------------------------------------------------------------------------------------------------------
Special Growth (Class S)                                         820,671                      32,324,568
----------------------------------------------------------------------------------------------------------
Special Growth (Class C)                                               1                              43
----------------------------------------------------------------------------------------------------------
Equity Income (Class S)                                          446,910                      17,486,574
----------------------------------------------------------------------------------------------------------
Equity Income (Class C)                                                1                              41
----------------------------------------------------------------------------------------------------------
Quantitative Equity (Class S)                                  1,823,635                      58,110,154
----------------------------------------------------------------------------------------------------------
Quantitative Equity (Class C)                                          0                              27
----------------------------------------------------------------------------------------------------------
Diversified Bond (Class S)                                       790,678                      18,102,789
----------------------------------------------------------------------------------------------------------
Diversified Bond (Class C)                                             0                               2
----------------------------------------------------------------------------------------------------------
Volatility Constrained Bond                                      296,985                       5,642,187
----------------------------------------------------------------------------------------------------------
Multistrategy Bond                                             1,325,784                      13,293,418
----------------------------------------------------------------------------------------------------------
International Securities (Class S)                               365,866                      21,034,288
----------------------------------------------------------------------------------------------------------
International Securities (Class C)                                     0                              17
----------------------------------------------------------------------------------------------------------
Limited Volatility Tax Free                                       84,366                       1,775,094
----------------------------------------------------------------------------------------------------------
Real Estate Securities (Class S)                               1,176,858                      30,943,033
----------------------------------------------------------------------------------------------------------
Real Estate Securities (Class C)                                       1                              16
----------------------------------------------------------------------------------------------------------
U.S. Gov't Money Market                                        7,499,618                       7,499,618
----------------------------------------------------------------------------------------------------------
Tax Free Money Market                                          1,064,604                       1,064,604
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Series Total                                                  31,442,684                     643,565,647
----------------------------------------------------------------------------------------------------------

Direct Dial: (215) 564-8074

                                February 21, 1997

Frank Russell Investment Company
909 A. Street
P.O. Box 1591
Tacoma, Washington  98402

Gentlemen:

                  Frank Russell Investment Company (the "Company") is a Massachusetts Business Trust existing under the laws of the Commonwealth of Massachusetts which is the successor to the business of a Maryland corporation of the same name (the "Corporation"). This firm acted as legal counsel for the Corporation during and subsequent to its incorporation and during its registration under the Investment Company Act of 1940, as amended ("1940 Act") and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), and has continued to the date hereof to act as the Company's legal counsel.

                  We have examined the Corporation's Articles of Incorporation and By-laws; its Notification of Registration on Form N-8A under the 1940 Act, and its Registration Statements under the 1933 Act and the 1940 Act (both on Form N-l and as more recently amended on Form N-1A), and the Company's Master Trust Agreement dated July 26, 1984 and its By-laws, all as amended to the date of this opinion; and such other documents, including the minutes of Trustees' meetings, which we deem necessary or appropriate to this opinion.

                  The Master Trust Agreement establishing the Company authorizes the Company to issue an unlimited number of shares of beneficial interest in such Sub-Trusts and classes thereof as have been authorized thereunder. The Company and each Sub-Trust are authorized to issue without specific allocation an unlimited number of shares of beneficial interest of the par value of one cent ($.01) per share. An indefinite number of shares of all

Frank Russell Investment Company
February 21, 1997
Page 2


classes, series and Sub-Trusts in the aggregate has been registered by the Company and its predecessor under the 1933 Act since the effectiveness of its 1933 Act Registration Statement on October 15, 1981, pursuant to Section 24(f) of the 1940 Act and Rule 24f-2 (the "Rule"). By proper action, the Company adopted the Corporation's Registration Statements as its own.

                  You have now advised us, under cover of Mary E. Hughs' letter of February 10, 1997, that in addition to 31,442,684 shares (with an aggregate value of $643,565,647) which were issued by the various Sub-Trusts in payment of income dividends or capital gains, during the Company's fiscal year ended December 31, 1996, the Company issued shares of beneficial interest from each series (in number and of an aggregate public offering price) as set forth in the following table, and that the Company will file a Rule 24f-2 Notice with the U.S. Securities and Exchange Commission to make definite the registration of the shares reflected in the table attached hereto as Exhibit A.

                  The Company has now requested the opinion of this firm for the purpose of completing the registration under the 1933 Act of the shares of the Company sold during the fiscal year as enumerated in the table above. You have advised us that all of such shares were sold in accordance with the Company's usual method of distributing its registered shares, whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the 1933 Act.

                  Based upon the foregoing information and examination, it is our opinion that the Company is a valid and subsisting Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts, that the registration of the shares of beneficial interest of the Company was proper, that such shares which were issued for a consideration which was deemed by the Board of Trustees consistent with the Master Trust Agreement as amended, were legally issued, fully-paid, and non-assessable shares of beneficial interest, and that the holders of such shares had all the rights provided for with respect to such shares by the Master Trust Agreement, as amended, and the laws of the Commonwealth of Massachusetts. As noted in the Company's Statement of Additional Information, under certain unlikely circumstances a holder of shares of a Massachusetts business trust may be held personally liable for obligations of the trust. The Master Trust Agreement contains an express disclaimer of shareholder liability, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or for the company. This disclaimer may not be effective in some jurisdictions or as to certain types

Frank Russell Investment Company
February 21, 1997
Page 3


of claims. The Master Trust agreement provides for the defense of any shareholder for claims arising out of the business of the Company.

                  We hereby consent to the use of this opinion as an exhibit to the Company's Notice under the Rule, covering the registration of the said shares under the 1933 Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of beneficial interest of the classes, series or Sub-Trusts of the Company are offered. We further consent to reference in the Prospectus of the Company to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                      Very truly yours,

                                      STRADLEY, RONON, STEVENS & YOUNG, LLP


                                          /s/ Steven M. Felsenstein
                                      By:__________________________________
                                               Steven M. Felsenstein



SMF/nk

Frank Russell Investment Company
February 21, 1997
Page 4

                                    EXHIBIT A
                                    ---------



      Fund                                Number of Shares     Amount Sold
      ----                                ----------------     -----------
Equity I                                      8,775,052       $  259,991,186
Equity II                                     3,958,072          119,536,767
Equity III                                    1,683,661           50,258,728
Equity Q                                      7,321,433          234,003,820
Fixed Income I                               10,114,528          213,565,348
Fixed Income II                               4,900,950           90,320,506
Fixed Income III                             11,479,120          116,457,798
International                                 7,697,721          288,204,022
Emerging Markets                             10,179,422          124,450,513
Equity T                                      1,875,099           19,221,784
Money Market                              5,832,269,612        5,832,269,612
Diversified Equity                            5,614,599          230,097,300
Special Growth (Class S)                      3,804,912          156,927,623
Special Growth (Class C)                         22,414              980,934
Equity Income (Class S)                       1,393,790           55,293,884
Equity Income (Class C)                           3,036              127,065
Quantitative Equity (Class S)                 6,980,352          225,170,427
Quantitative Equity (Class C)                     9,742              329,240
Diversified Bond (Class S)                    9,067,853          208,139,587
Diversified Bond (Class C)                       42,496              984,717
Volatility Constrained Bond                   3,498,328           66,587,891
Multistrategy Bond                           14,210,027          142,635,388
International Securities (Class S)            4,161,163          242,904,320
International Securities (Class C)               10,652              633,353
Limited Volatility Tax Free                   1,424,169           30,027,835
Real Estate Securities Fund
     (Class S)                                5,017,237          125,244,724
Real Estate Securities Fund
     (Class C)                                    3,474               92,731
U.S Government Money Market                 695,162,232          695,162,232
Tax Free Money Market                       214,968,815          214,968,815
                                          -------------       --------------

TOTAL                                     6,865,649,961       $9,744,588,150
                                          =============       ==============